DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of amounts recorded in respect of discontinued operations

	Nine months ended September 30,
(in thousands of $)	2013	2012
Operating revenues	1,840	45,092
Loss from sale of assets	(847)	—
Net loss	(1,016)	(12,537)